Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital Stock and Additional Paid-In Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Feb. 29, 2016	$ 3,208	$ 2,448	$ 768	$ (8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,206)		(1,206)
Other comprehensive income (loss)	(9)			(9)
Shares issued:
Exercise of stock options	1	1
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Common shares repurchased	0
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2017	2,057	2,512	(438)	(17)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	405		405
Other comprehensive income (loss)	7			7
Shares issued:
Exercise of stock options	4	4
Stock-based compensation	49	49
Cumulative Impact of ASU 2016-16 Adoption	(3)		(3)
Share repurchases	(18)	(9)	(9)
Stock repurchased and charged against retained earnings	9
Common shares repurchased	(18)
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2018	2,505	2,560	(45)	(10)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	93		93
Other comprehensive income (loss)	(4)			(4)
Shares issued:
Exercise of stock options	1	1
Stock-based compensation	67	67
Cumulative Impact ASU 606 Adoption	(86)		(86)
Cumulative Impact ASU 2016-01 Adoption	0		6
Cumulative Impact ASU 2016-01 Adoption to AOCI				(6)
Exchange shares related to business combination	35	35
Common shares repurchased	0
Pre-combination service of replacement awards included in purchase consideration	21	21
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2019	$ 2,636	$ 2,688	$ (32)	$ (20)